Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) £ in Millions, € in Billions			3 Months Ended	6 Months Ended			12 Months Ended
		Jan. 01, 2025 GBP (£)	Sep. 30, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2026 GBP (£)	Dec. 31, 2024 GBP (£)	Jan. 01, 2024 GBP (£)	Jan. 01, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	[1]				£ 28,122			£ 21,606
Liabilities of disposal groups	[1]				33,097			23,110
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					42	£ 62
Assets to be disposed of					720,637			727,330
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets to be disposed of					28,128			21,620
German Private Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					2,000
Liabilities of disposal groups					2,000
German Private Banking Business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets to be disposed of					1,959			1,775
German Private Banking Business | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				£ (200)
Business in South Africa
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					600
Liabilities of disposal groups					2,400
Foreign currency translation reserve and other reserve losses					100
Business in South Africa | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets to be disposed of					567			£ 536
HSBC Assurances Vie (France) | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					20,300
Liabilities of disposal groups					19,600
HSBC Assurances Vie (France) | Disposal of major subsidiary | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				£ 200
French portfolio of home and other loan
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					4,500
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		£ 1,000
French portfolio of home and other loan | – net income from financial instruments held for trading or managed on a fair value basis
Disclosure of analysis of single amount of discontinued operations [line items]
Mark to market gain		£ 100
French portfolio of home and other loan | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets to be disposed of					4,524				£ 5,900	€ 7.1
Germany custody business
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					700
Liabilities of disposal groups					9,200
Germany custody business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets to be disposed of					740
Germany custody business | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							£ (100)
Internationale Kapitalanlagegesellschaft mbH
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					100
Liabilities of disposal groups					100
HSBC Life (UK) Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					4,600
Liabilities of disposal groups					£ 4,300
HSBC Life (UK) Limited | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			£ 40

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 48.